Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 2,324,878	$ 2,531,341	$ 150,977	$ 5,007,196
Salar de Atacama [Member]
Total	1,971,665	$ 2,531,341	148,034	4,651,040
El Norte Grande Caliche [Member]
Total	$ 353,213		$ 2,943	$ 356,156